Brumadinho dam failure (Details Narrative)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Present value at nominal rate	8.07%	7.88%
Description of alleged losses	the Claimants initially estimated the amount of the alleged losses would be approximately US$330 (R$1,800 million), subject to interest and monetary adjustments. In another proceeding filed by foreign legal entities, in which the terms of reference for the arbitration are also pending signature, the Claimants initially estimated the amount of the alleged losses would be approximately US$715 (R$3,900 million), subject to interest and monetary adjustments. In the proceeding presented by minority shareholders, upon the signing of the Terms of Reference in May 2024, the Claimants attributed a value of US$550 (R$3,000 million) to the claim (which referred to a single event), subject to interest and inflation indexation, and which may be increased later, as alleged by the claimants.
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Estimated obligation average period	5 years
Top of range [member]
IfrsStatementLineItems [Line Items]
Estimated obligation average period	7 years